Note 8 - Accounts Receivable, Net - Schedule of Trade and Accounts Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Accounts receivable	$ 55,085,782	$ 33,135,718
Less: Allowance for ECLs	(944,191)	(7,465,561)
Current trade receivables	$ 54,141,591	$ 25,670,157